Loans (Detail Textuals)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Mar. 15, 2012 Hongyuan Shanghai Pudong Development Bank USD ($)	Mar. 15, 2012 Hongyuan Shanghai Pudong Development Bank CNY	Sep. 14, 2011 Hongyuan Shanghai Pudong Development Bank USD ($)	Sep. 14, 2011 Hongyuan Shanghai Pudong Development Bank CNY	Jun. 30, 2010 Hongyuan Shanghai Pudong Development Bank USD ($)	Jun. 30, 2010 Hongyuan Shanghai Pudong Development Bank CNY	Mar. 15, 2013 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Jun. 30, 2010 Top Favour Limited Shanghai Pudong Development Bank USD ($)	Apr. 02, 2011 Bairui Trust Co Ltd	Jun. 30, 2013 Bank Loans Hongyuan Shanghai Pudong Development Bank USD ($)	Jun. 30, 2012 Bank Loans Hongyuan Shanghai Pudong Development Bank USD ($)	Feb. 07, 2013 Bank Loans Hongli Shanghai Pudong Development Bank USD ($)	Feb. 07, 2013 Bank Loans Hongli Shanghai Pudong Development Bank CNY
Debt Instrument [Line Items]
Short-term loans		$ 5,702,400	$ 5,706,000	36,000,000	$ 5,033,600	32,000,000	$ 4,950,400	32,000,000				$ 0	$ 5,702,400	$ 9,564,000	60,000,000
Debt, stated interest rate			7.22%	7.22%	6.71%	6.71%	6.435%	6.435%	6.765%		6.30%			6.60%	6.60%
Loans pledged as a collateral through bank deposit									6,500,000	6,000,000
Bank deposit, stated interest rate									1.30%	1.30%
Current maturity of long term loan	$ 50,158,000	$ 20,592,000